INCOME TAXES (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Tax Disclosure
Applicable tax rates (as a percent)	25.00%	25.00%	25.00%	25.00%
Reconciliation of the differences between the statutory tax rate and the effective tax rate
Income before income tax	$ 14,651	90,904	110,688	14,759
Income tax expense computed at applicable tax rates (2012, 2013 and 2014: 25%)	3,663	22,727	27,672	3,690
Effect of different tax rates in different jurisdictions	9,566	59,364	11,699	5,222
Effect of preferential tax rate on deferred tax	(8,855)	(54,944)	(4,885)	(4,201)
Research and development super-deduction	(6,041)	(37,483)	(19,140)	(9,307)
Non-deductible expenses	1,074	6,663	1,005	1,647
Effect of change in tax rate	(1,417)	(8,795)
Outside basis difference on investment in a VIE	2,550	15,821	33,910
Withholding tax	298	1,844	191	19
Changes in valuation allowance	3,029	18,796	(1,782)	7,845
Income tax (benefit) expenses for the year	$ 3,867	23,993	48,670	4,915